Property and Equipment - Schedule of Property and Equipment (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 1,801.0	$ 1,754.4
Less accumulated depreciation	(878.6)	(834.1)
Property and equipment, net	922.4	920.3
Land
Property, Plant and Equipment [Line Items]
Property and equipment, gross	27.6	25.1
Buildings
Property, Plant and Equipment [Line Items]
Property and equipment, gross	567.2	557.7
Equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	1,025.1	994.5
Construction in progress
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 181.1	$ 177.1